Decommissioning Liabilities	9 Months Ended
Sep. 30, 2023
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Decommissioning Liabilities

16. DECOMMISSIONING LIABILITIES

Total
As at December 31, 2022	3,559
Liabilities Incurred	12
Liabilities Acquired (Note 3) (1)	5
Liabilities Settled	(156)
Liabilities Disposed (Note 3) (1)	(5)
Change in Estimated Future Cash Flows	32
Unwinding of Discount on Decommissioning Liabilities (Note 4)	165
Exchange Rate Movements	(9)
As at September 30, 2023	3,603
(1)In connection with the Toledo Acquisition, Cenovus was deemed to have disposed of its pre-existing interest and reacquired it at fair value as required by IFRS 3. As at February 28, 2023, the carrying value of the pre-existing interest in Toledo’s decommissioning liabilities was $2 million.
As at September 30, 2023, the undiscounted amount of estimated future cash flows required to settle the obligation was discounted using a credit-adjusted risk-free rate of 6.1 percent (December 31, 2022 – 6.1 percent) and assumes an inflation rate of two percent (December 31, 2022 – two percent).
The Company deposits cash into restricted accounts that will be used to fund decommissioning liabilities in offshore China in accordance with the provisions of the regulations of the People’s Republic of China. As at September 30, 2023, the Company had $209 million in restricted cash (December 31, 2022 – $209 million).